Cover	Jul. 04, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 5, 2023, the Company filed a Form 8-K to reflect the shareholder vote approving the recent name change. This Form 8-K amends the prior filing by identifying the name and shareholdings of the two voting shareholders.
Document Period End Date	Jul. 05, 2023
Current Fiscal Year End Date	--07-31
Entity File Number	333-213698
Entity Registrant Name	BRILLIANT N.E.V. CORP.
Entity Central Index Key	0001681769
Entity Tax Identification Number	30-0944559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 805
Entity Address, Address Line Two	West Building 4
Entity Address, Address Line Three	Xintiandi Business Center
Entity Address, City or Town	Gongshu District, Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Country Region	+86
Country Region	189
Country Region	1098-4577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false